Share-based payment arrangements - Long term incentive plan 2017 (Cash-settled) (Details) $ in Thousands		12 Months Ended
	Feb. 09, 2017 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			5 years
Expense from share-based payment transactions with employees | $		$ 2,411	$ 761	$ 140
Long term incentive plan 2017 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)	66,449
Number of phantom stocks outstanding (in shares)		0
Expense from share-based payment transactions with employees | $		$ 0	$ 200	$ 300
Long term incentive plan 2017 | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)	66,449
Tranche one | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.30%
Tranche one | Long term incentive plan 2017 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.33%
Tranche one | Long term incentive plan 2017 | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.33%
Vesting period		2 years
Tranche two | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.30%
Tranche two | Long term incentive plan 2017 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.33%
Tranche two | Long term incentive plan 2017 | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.33%
Vesting period		3 years
Tranche three | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.30%
Tranche three | Long term incentive plan 2017 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.33%
Tranche three | Long term incentive plan 2017 | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.33%
Vesting period		4 years